Derivatives and Hedging Activities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ 5,000	$ 2,100
Notional amount	100,873	69,137
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	87,700
Foreign Exchange Contract [Member] | Cash Flow Hedge [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 13,200	$ 15,900